EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of detailed information of production costs
The following employee benefits expenses are included in production costs and general and administrative costs for the years ended December 31, 2019 and 2018 include the following:

	Year ended December 31, 2019	Year ended December 31, 2018
Salaries, short-term incentives and other benefits	$176,773	$173,993
Share based payment expense (note 16(iii))	9,307	5,459
	$186,080	$179,452